Intangible Assets, net (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Intangible Assets

Intangible assets subject to amortization consisted of the following (in thousands):

	September 30,	December 31,
	2025	2024
Internally developed capitalized software	$345	$274
Less: accumulated amortization	(153)	(87)
Total intangible assets, net	$192	$187

Intangible assets subject to amortization consisted of the following (in thousands):

	December 31,	December 31,
	2024	2023
Internally developed capitalized software	274	130
Less: accumulated amortization	(87)	(17)

Total intangible assets, net	187	113

Schedule of Future Estimated Amortization Expense

As of December 31, 2024, the future estimated amortization expense is as follows:

For the Years Ending December 31,	Amortization Expense
2025	71
2026	68

For the Years Ending December 31,	Amortization Expense
2027	19
2028	—
2029	—
Thereafter	—
158